Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 2
Liabilities:
Senior credit facility	$ 253,000	$ 233,160
Level 3
Liabilities:
Non-recourse debt	1,727,985	361,948
Assets:
Deferred acquisiton fees receivable	33,632	31,638
Carrying Value | Level 2
Liabilities:
Senior credit facility	253,000	233,160
Carrying Value | Level 3
Liabilities:
Non-recourse debt	1,715,397	356,209
Assets:
Deferred acquisiton fees receivable	$ 28,654	$ 29,410